BUSINESS COMBINATION, Business Combination between BTG, Bitdeer and BSGA (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		Apr. 13, 2023 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)
Business Combination [Abstract]
Exchange ratio		0.00858
Net payment related to business combination			$ 0	$ 7,662	$ 0
Fair value of assets acquired and liabilities assumed [Abstract]
Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as listing fee			$ 0	$ 33,151	$ 0
Class A Ordinary Shares [Member]
Business Combination [Abstract]
Number of shares cancelled in exchange for new issued (in shares) | shares		60,281,185
Number of shares issued (in shares) | shares		4,384,796,703	6,130,708	5,436,385
Exchange ratio		1
Purchase Price Allocation of Identifiable Assets Acquired and Liabilities Assumed [Abstract]
Number of outstanding ordinary (in shares) | shares			8,088,970	5,554,302
Class V Ordinary Shares [Member]
Business Combination [Abstract]
Number of shares cancelled in exchange for new issued (in shares) | shares		48,399,922
Exchange ratio		0.00858
BSGA [Member]
Business Combination [Abstract]
Exchange ratio		0.00858
Ownership interest acquired		100.00%
Goodwill		$ 0
Other intangible assets		0
Transaction-related costs		8,000
Net payment related to business combination		$ 7,700
Purchase Price Allocation of Identifiable Assets Acquired and Liabilities Assumed [Abstract]
Number of outstanding ordinary (in shares) | shares		2,607,000
Closing price of BSGA's ordinary shares on acquisition date (in dollars per share) | $ / shares		$ 10
Fair value of BSGA's ordinary shares on acquisition date		$ 26,075
Settlement of pre-existing debtor relationship with BSGA	[1]	2,607
Total fair value of consideration transferred		28,682
Fair value of assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents		317
Prepayments and other assets		48
Other payables and accruals		(4,834)
Total fair value of assets acquired and liabilities assumed		(4,469)
Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as listing fee		$ 33,151
BSGA [Member] | Class A Ordinary Shares [Member]
Business Combination [Abstract]
Number of shares issued (in shares) | shares		2,607,498

[1]	Settlement of pre-existing debtor relationship with BSGA represent lending made to BSGA.